CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	$ 216,631	¥ 1,494,150	¥ 2,664,132
Restricted cash	183,772	1,267,512	1,305,435
Restricted term deposit	153,955	1,061,858	1,745,898
Short-term investments	39,146	270,000
Short-term financing receivables,net of allowance for credit losses of RMB308,708 and RMB184,187 as of December 31, 2021 and December 31, 2022,respectively	927,611	6,397,920	3,826,488
Short-term contract assets and receivables, net of allowance for credit losses of RMB208,267 and RMB216,850 as of December 31, 2021 and December 31, 2022, respectively	564,602	3,894,175	4,486,649
Deposits to insurance companies and guarantee companies	326,078	2,249,022	1,378,489
Prepayments and other current assets	157,593	1,086,952	1,194,120
Amounts due from related parties	957	6,602	6,337
Inventories, net	7,817	53,917	47,816
Total current assets	2,578,162	17,782,108	16,655,364
Non-current assets
Restricted cash	24,433	168,521	149,247
Long-term financing receivables, net of allowance for credit losses of RMB19,523 and RMB13,220 as of December 31, 2021 and December 31, 2022, respectively	66,741	460,325	241,127
Long-term contract assets and receivables, net of allowance for credit losses of RMB39,034 and RMB52,742 as of December 31, 2021 and December 31, 2022, respectively	87,724	605,051	346,234
Property, equipment and software, net	41,262	284,593	195,330
Land use rights, net	135,079	931,667	966,067
Long‑term investments	50,510	348,376	469,064
Deferred tax assets	165,540	1,141,761	1,176,878
Other assets	151,989	1,048,301	826,883
Total non-current assets	723,278	4,988,595	4,370,830
TOTAL ASSETS	3,301,440	22,770,703	21,026,194
Current liabilities
Accounts payable (including amounts of the consolidated VIEs of RMB15,705 and RMB25,970 as of December 31, 2021 and December 31, 2022, respectively)	3,765	25,970	15,705
Amounts due to related parties(including amounts of the consolidated VIEs of RMB23,102 and RMB4,669 as of December 31, 2021 and December 31, 2022, respectively)	677	4,669	23,102
Short-term borrowings(including amounts of the consolidated VIEs of RMB1,735,931 and RMB1,138,046 as of December 31, 2021 and December 31, 2022, respectively)	169,351	1,168,046	1,799,741
Short-term funding debts (including amounts of the consolidated VIEs of RMB3,101,381 and RMB4,385,253 as of December 31, 2021 and December 31, 2022, respectively)	635,802	4,385,253	3,101,381
Deferred guarantee income (including amounts of the consolidated VIEs of RMB419,843 and RMB781,633 as of December 31, 2021 and December 31, 2022, respectively)	129,742	894,858	419,843
Contingent guarantee liabilities (including amounts of the consolidated VIEs of RMB928,840 and RMB770,495 as of December 31, 2021 and December 31, 2022, respectively)	127,893	882,107	928,840
Accruals and other current liabilities(including amounts of the consolidated VIEs of RMB3,393,092 and RMB2,550,969 as of December 31, 2021 and December 31, 2022, respectively)	443,291	3,057,469	3,898,508
Convertible notes	299,186	2,063,545
Total current liabilities	1,809,707	12,481,917	10,187,120
Non-current liabilities
Long-term borrowings(including amounts of the consolidated VIEs of nill and RMB150,430 as of December 31, 2021 and December 31, 2022, respectively)	21,810	150,430
Long-term funding debts (including amounts of the consolidated VIEs of RMB696,852 and RMB1,334,105 as of December 31, 2021 and December 31, 2022, respectively)	193,427	1,334,105	696,852
Deferred tax liabilities (including amounts of the consolidated VIEs of RMB53,630 and RMB52,065 as of December 31, 2021 and December 31, 2022, respectively)	7,620	52,559	54,335
Convertible notes			1,882,689
Other long-term liabilities(including amounts of the consolidated VIEs of RMB92,256 and RMB65,788 as of December 31, 2021 and December 31, 2022, respectively)	14,925	102,941	137,389
Total non-current liabilities	237,782	1,640,035	2,771,265
TOTAL LIABILITIES	2,047,489	14,121,952	12,958,385
SHAREHOLDERS’ EQUITY:
Treasury stock (nill and 44,369,636 shares as of December31, 2021 and 2022, respectively)	(47,666)	(328,764)
Additional paid-in capital	446,740	3,081,254	2,918,993
Statutory reserves	148,262	1,022,592	901,322
Accumulated other comprehensive gain/(loss)	(3,022)	(20,842)	11,273
Retained earnings	709,600	4,894,273	4,195,791
Non-controlling interests			40,193
Total shareholders equity	1,253,951	8,648,751	8,067,809
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,301,440	22,770,703	21,026,194
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	29	191	180
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares	$ 8	¥ 47	¥ 57